Interest expenses and similar charges (Tables)	12 Months Ended
Dec. 31, 2019
Interest expenses and similar charges
Schedule of the main items of interest expenses and similar charges

	2017	2018	2019

Deposits from credit institutions	7,564	7,420	9,041
Customer deposits	24,560	31,913	35,036
Marketable debt securities	3,696	4,244	5,398
Subordinated liabilities	1,600	1,610	1,597
Hedging financial derivatives	129	108	222
Other interest expenses	4,609	6,294	6,780
	42,158	51,589	58,074